Amounts Receivable and Prepaid Expenses	12 Months Ended
Mar. 31, 2026
Amounts Receivable and Prepaid Expenses [Abstract]
Amounts Receivable and Prepaid Expenses
4.	Amounts Receivable and Prepaid Expenses

	March 31, 2026	March 31, 2025
GST/HST	$51,129	$97,042
Prepayments and other receivable	91,328	58,793
Total	$142,457	$155,835